PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of comprehensive loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 28,493	¥ 198,363	¥ 190,898	¥ 330,977
Cost of revenues	(30,767)	(214,193)	(171,136)	(232,979)
General and administrative expenses	(45,266)	(315,134)	(291,854)	(237,646)
Selling expenses	(4,344)	(30,241)	(21,718)	(43,608)
Operating loss	(62,814)	(437,294)	(299,243)	(211,856)
Interest income	1,316	9,165	14,168	12,077
Interest expense	(4,122)	(28,700)	(46,232)	(89,959)
Foreign exchange gain	5,026	34,990	36,531	4,023
Net loss attributable to Concord Medical Services Holdings Limited	(44,105)	(307,049)	(234,875)	(284,320)
Other comprehensive (loss) income, net of tax of nil foreign currency translation adjustments	1,245	8,664	41,203	(40,550)
Total other comprehensive income (loss), net of tax	(1,245)	(8,664)	(41,203)	40,550
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(45,510)	(316,826)	(277,598)	(247,619)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues	0	0	0	0
Cost of revenues	0	0	0	0
General and administrative expenses	(5,619)	(39,118)	(17,051)	(24,431)
Selling expenses	(422)	(2,938)	(2,021)	(1,802)
Operating loss	(6,041)	(42,056)	(19,072)	(26,233)
Equity in loss of subsidiaries	(73,842)	(514,070)	(333,682)	(250,696)
Interest income	284	1,977	14	0
Interest expense	(931)	(6,481)	(15,325)	(7,554)
Foreign exchange gain	1,164	8,104	8,835	163
Net loss attributable to Concord Medical Services Holdings Limited	(79,365)	(552,526)	(359,230)	(284,320)
Other comprehensive (loss) income, net of tax of nil foreign currency translation adjustments	(1,245)	(8,664)	(41,203)	40,550
Total other comprehensive income (loss), net of tax	(1,245)	(8,664)	(41,203)	40,550
Comprehensive loss attributable to Concord Medical Services Holdings Limited	$ (80,610)	¥ (561,190)	¥ (400,433)	¥ (243,770)